Submission	Jan. 21, 2025
Submission [Line Items]
Central Index Key	0001944558
Registrant Name	Vitesse Energy, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES